RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain cash reserve balances against its respective transaction accounts and non-personal time deposits.  At December 31, 2011 and 2010, the Bank was required to maintain cash and liquid asset reserves of $858,000 and $559,000, respectively, and to maintain $3.0 million in the Federal Reserve Bank for clearing purposes to satisfy such reserve requirements at December 31, 2011 and 2010.